SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Apr. 30, 2024	Jan. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10 – SUBSEQUENT EVENTS

The Company has evaluated subsequent events from the condensed consolidated balance sheet through the date of this filing and determined there were no events to disclose or that require recognition in the accompanying condensed consolidated financial statements.

During May 2024, the Company issued 1,041,667 shares of common stock to an officer as a result of the cashless exercise of their warrants.

Also during May 2024, the Company issued 1,671,909 shares of common stock for services.

NOTE 10 – SUBSEQUENT EVENTS

The Company has evaluated subsequent events from the consolidated balance sheet through the date of this filing and determined there were no events to disclose or that require recognition in the accompanying consolidated financial statements than as stated below.

Between February and April 2024, we entered into subscription agreements (each a “Subscription Agreement”) with certain accredited investors (each, a “Subscriber” and collectively, the “Subscribers”), pursuant to which the Company offered and sold to the Subscribers in a private placement offering (the “Offering”), units (each, a “Unit” and, collectively, the “Units”), for a purchase price of $12,000 per Unit, for gross proceeds of $1,952,000. Each Unit consists of one (1) share of the Company’s Series A Convertible Non-Voting Preferred Stock, par value $0.001 per share (the “Preferred Stock”), and (ii) 62,500 common stock purchase warrants (the “Warrants”). Each share of Preferred Stock converts into 50,000 shares of the Company’s common stock, par value $0.001 per share (“Common Stock”). The Warrant entitles the holders to shares of Common Stock for three (3) years, at an exercise price of $0.24 per share.

In April 2024, holders of $1,099,200 par value of Convertible Secured Notes issued between December 2022 and May 2023 elected to convert those notes to common equity. The conversion price of the notes was $0.075, resulting in the issuance of 12,848,116 common shares.

In April 2024, the officers of the company, Steven Rudofsky, CEO, Andrew Brodkey, COO, and Robert Scannell, CFO each elected to exercise 5,360,000 vested stock options with a strike price of $0.125 and an expiration date of September 30, 2027. All options were exercised on a cashless basis, resulting in the issuance of 3,385,000 shares per officer, or a total of 11,055,000 common shares.

Shaun Dykes, a geological consultant to the company, also elected to exercise 5,360,000 vested stock options with a strike price of $0.125 and an expiration date of September 30, 2027. The options were exercised on a cashless basis, resulting in the issuance of 3,685,000 shares.

During April 2024, various warrant holders, including the Company’s management, elected to exercise a total of 7,640,001 warrants with a strike price of $0.15 and expiration dates between December 10, 2027 and January 10, 2028. The warrants were issued on a cashless basis, resulting in the issuance of 4,781,253 common shares.

Additionally, the Company issued 1,195,427 shares of common stock to various individuals, including members of management, for services and the conversion of accrued payroll subsequent to January 31, 2024.